Schedule of Investments February 28, 2022 (unaudited)

Ecofin Global Renewables Infrastructure Fund

	Shares	Fair Value
Common Stock - 81.9% (1)
Belgium Electricity Transmission Operators - 2.0% (1)
Elia Group SA/NV	49,491	$7,124,892
Canada Renewable Power Producers - 8.6% (1)
Innergex Renewable Energy Inc.	792,629	11,525,170
TransAlta Renewables Inc.	1,394,129	19,193,334
		30,718,504
Denmark Renewable Power Producers - 3.9% (1)
Orsted A/S	108,095	13,989,018
Germany Renewable Power Producers - 2.0% (1)
Encavis AG	412,682	7,009,678
Hong Kong Integrated Utilities - 2.5% (1)
China Suntien Green Energy Corp Ltd.	13,068,756	8,705,498
Hong Kong Renewable Power Producers - 5.0% (1)
China Longyuan Power Group Corp Ltd.	8,518,071	17,577,812
India Power - 2.5% (1)
ReNew Energy Global Plc (2)	1,139,894	9,005,163
Italy Electricty Transmission Operators - 4.4% (1)
Terna - Rete Elettrica Nazionale SpA	1,927,752	15,793,713
Italy Renewable Power Producers - 5.6% (1)
ERG SpA	628,551	19,811,345
Japan Renewable Power Producers - 1.2% (1)
RENOVA, Inc. (2)	337,124	4,204,909
Portugal Electric Utilities - 3.6% (1)
EDP - Energias de Portugal, S.A.	2,583,508	12,613,901
Spain Renewable Power Producers - 4.7% (1)
Corp ACCIONA Energias Renovables SA (2)	499,382	16,767,464
Thailand Renewable Power Producers - 1.5% (1)
Super Energy Corporation PCL	194,093,579	5,476,884
United States Distributed Renewables - 3.0% (1)
Sunrun, Inc. (2)	394,816	10,770,581
United States Electric Utilities - 16.1% (1)
Atlantica Yield plc	511,904	17,276,760
Constellation Energy Corporation	330,188	15,182,044
Edison International	273,914	17,371,626
Public Service Enterprise Group Incorporated	113,004	7,326,049
		57,156,479
United States Renewable Power Producers - 15.3% (1)
Clearway Energy, Inc.	445,487	14,879,266
NextEra Energy Partners LP	218,927	17,078,495
NextEra Energy, Inc.	284,162	22,241,360
		54,199,121
Total Common Stock
(Cost $296,429,792)		290,924,962

Master Limited Partnership - 2.6% (1)
United States Renewable Power Producers - 2.6% (1)
Brookfield Renewable Partners LP
(Cost $9,861,497)	258,696	9,292,360

Short-Term Investment - 3.8% (1)
United States Investment Company - 3.8% (1)
First American Government Obligations Fund, Class X, 0.03% (3)
(Cost $13,389,446)	13,389,446	13,389,446

Total Investments - 88.3% (1)
(Cost $319,680,735)		313,606,768
Other Assets in Excess of Liabilities, Net - 11.7%(1)		41,719,594
Total Net Assets - 100.0%(1)		$355,326,362

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of February 28, 2022.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation technique

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2022:
	Level 1	Level 2	Level 3	Total
Common Stock	$161,849,848	$129,075,114	$-	$290,924,962
Master Limited Partnerships	9,292,360	-	-	9,292,360
Short-Term Investment	13,389,446	-	-	13,389,446
Total Investments	$184,531,654	$-	$-	$313,606,768

As of February 28, 2022, the Fund's Investments in other financial instruments* were classified as follows:

Swaps**	$3,114,218	$-	$-	$3,114,218
Total Other Financial Instruments	$3,114,218	$-	$-	$3,114,218

* Other financial instruments are derivative instruments are reflected in the Schedule of Investments, such as swaps, futures and/or written options.
** Swap contracts are valued at the net unrealized apprecation (depreciation) on the instrument by counterparty.

Refer to the Fund's Schedule of Investments for additional industry information.

SCHEDULE OF INVESTMENTS
Open Swap Contracts
February 28, 2022

Counterparty	Security	Termination Date	Pay/Receive on Financing Rate	Financing Rate	Payment Frequency	Shares	Notional Amount	Unrealized Appreciation (Depreciation)*
Morgan Stanley	SSE PLC	8/17/2022	Pay	0.200% + Sterling Overnight Index Average	Monthly	392,481	$8,974,469	$492,293
Morgan Stanley	Drax Group PLC	8/17/2022	Pay	0.200% + Federal Funds Effective Rate	Monthly	1,962,101	18,583,144	1,809,927
Morgan Stanley	Greencoat UK Wind PLC	8/17/2022	Pay	0.200% + Sterling Overnight Index Average	Monthly	8,179,563	16,218,014	811,998
								3,114,218
* Based on the net swap value held at each counterparty. Unrealized appreciation (depreciation) is a receivable (payable).